Derivative Warrant Liabilities - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability (Details)	Oct. 31, 2024
Share price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.39
Exercise price [Member] | Bottom of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.077
Exercise price [Member] | Top of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.6
Expected life [Member] | Bottom of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.43
Expected life [Member] | Top of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	4.21
Risk-free interest rate [Member] | Bottom of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	4.13
Risk-free interest rate [Member] | Top of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	4.14
Dividend yield [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	0
Expected volatility [Member] | Bottom of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	143.59
Expected volatility [Member] | Top of range [member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	147.59